Significant Accounting Policies - Schedule of Foreign Exchange (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US$ to MYR Year End Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	4.4695	4.5903	4.4002
US$ to MYR Average Rate [Member]
Schedule of Foreign Exchange [Line Items]
Foreign currency exchange rate	4.5747	4.5577	4.3982